STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Aug. 08, 2012	Jun. 30, 2013	May 31, 2013	Aug. 29, 2012	May 16, 2012	May 24, 2012	Apr. 17, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 2,514	$ 11	$ 144	$ 289	$ 278	$ 643	$ 149
Share, price per share	$ 5			$ 5